Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Inventory, Current [Table Text Block]
Inventories consist of the following:

	September 30, 2013	December 31, 2012
Raw materials and components	$1,134,835	$945,382
Work in process	1,913,229	1,828,687
Finished goods	427,592	321,234
Inventory reserves	(221,026)	(256,512)
	$3,254,630	$2,838,791

A summary of inventory at December 31, 2012 and 2011 is as follows:

	2012	2011
Raw materials	$945,763	$1,534,957
Work in process	471,935	1,070,901
Finished goods	1,677,605	359,540
Inventory reserves	(256,512)	(248,225)
	$2,838,791	$2,717,173

Property, Plant and Equipment [Table Text Block]
A summary of property and equipment at December 31, 2012 and 2011 is as follows:

	Estimated useful life	2012	2011
Construction in progress		$476,257	$1,651,204
Leasehold improvements	Lesser of lease term or 10 years	382,680	371,948
Machinery & equipment	3-22 years	11,186,840	9,156,153
Less accumulated depreciation		(4,082,736)	(2,762,142)
Net		$7,963,041	$8,417,163

Fair Value, by Balance Sheet Grouping [Table Text Block]
A summary of the assumptions used for the derivative revaluations at December 31, 2012 and 2011 were as follows:

	2012	2011
Exercise price	$0.57	$0.57
Risk-free interest rate	0.33%	0.25%
Dividend yield	$-	$-
Expected volatility	59.31%	56.78%
Expected term (in years)	0.27	1.27